Consolidated Statement of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Of Stockholders Equity [Abstract]
Pension adjustment tax	$ 763	$ 674	$ (1,886)
Debt issuance costs	$ 1,694